Commitments and Contingencies	12 Months Ended
Dec. 31, 2010
Commitments and Contingencies [Abstract]
Commitments and Contingencies
(16) Commitments and Contingencies
The Group has several non-cancelable operating leases, primarily for office rent.
Future minimum lease payments under non-cancelable operating leases (with initial or remaining lease terms in excess of one year) and future minimum operating lease payments as of December 31, 2010 are:

Minimum Lease
Payment
RMB
Year ending December 31:
2011	21,251
2012	8,747
2013	5,586
2014	482
2015	72

Total	36,138

Rental expenses incurred under operating leases for the years ended December 31, 2008, 2009 and 2010 amounted to RMB12,864, RMB25,622 and RMB30,340, respectively.
As of December 31, 2009 and 2010, the Group had a commitment of RMB1,152 and RMB365, respectively, in connection with acquisition of office equipment that would be due in the following year.
The Group entered into various acquisition agreements which contain certain purchase considerations that are contingent upon future performance of the acquired companies. Please refer to Note 3 for more details.